Note 1 - Nature of the Business and Basis of Preparation	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business and basis of preparation

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On
May 21, 2019,
the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company's ordinary shares in an at-the-market (“ATM”) offering program. As of
June 30, 2020,
the Company received aggregate gross proceeds of
$13,185
on
630,228
ordinary shares sold in respect thereof.

In
June 2020,
the Company completed a public offering of an aggregate of
2,219,500
ordinary shares of the Company at a public offering price of
$13.00
per share for net proceeds of
$26,395.

On
June 18, 2020,
the Company entered into a share subscription agreement for the sale of an aggregate of
384,615
ordinary shares at
$13.00
per share in a private placement transaction (the “Private Placement”). Gross proceeds of
$5,000
was received in
July 2020.

As of
June 30, 2020,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring
Pharmaceuticals Inc.	Delaware,
(“BeyondSpring US ”)	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.	The People's Republic of China
(“Wanchun Shenzhen”)	(“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin
Pharmaceuticals Ltd.
(“Wanchunbulin”)	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Clinical trial activities

SEED Therapeutics Inc.
(“SEED”)	BVI	June 25, 2019	100%	Holding company

SEED Technology Limited
(“SEED Technology”)	BVI	December 9, 2019	57.97%	Holding company

The accompanying unaudited interim condensed consolidated balance sheet as of
June 30, 2020,
the unaudited interim condensed consolidated statements of comprehensive loss for the three
and
six
months ended
June 30, 2019
and
2020,
the cash flows for the
six
months ended
June 30, 2019
and
2020,
and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company's audited consolidated financial statements for the year ended
December 31, 2019.
Accordingly, these unaudited interim condensed consolidated financial statements do not
include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the three
and
six
months ended
June 30, 2020
are
not
necessarily indicative of results to be expected for any other interim period or for the full year of
2020.
The consolidated balance sheet as of
December 31, 2019
was derived from the audited consolidated financial statements at that date but does not
include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company's consolidated financial statements for the year ended
December 31, 2019.